Leases -Summary of Components of Lease Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Leases [Abstract]
Operating lease expense	$ 2,739	$ 6,932
Variable lease expense	2,226	4,657
Total lease expense	$ 4,965	$ 11,589